Hedging derivatives - Hedging instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 360,626	€ 362,464	€ 318,807
Carrying amount - Assets	8,325	7,216	8,607
Carrying amount - Liabilities	6,869	6,048	6,363
Change in fair value used for calculating hedge ineffectiveness	(216)	(3,062)	67
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	199,260	202,548	178,719
Carrying amount - Assets	4,199	3,570	3,451
Carrying amount - Liabilities	4,671	3,649	5,114
Change in fair value used for calculating hedge ineffectiveness	(451)	(1,522)	96
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	181,582	183,586	163,069
Carrying amount - Assets	3,528	3,032	2,642
Carrying amount - Liabilities	3,850	3,160	4,620
Change in fair value used for calculating hedge ineffectiveness	(456)	(1,346)	16
Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	47	78	109
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	0	1	2
Change in fair value used for calculating hedge ineffectiveness	1	1	0
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	9,282	12,325	7,702
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	0	32	0
Change in fair value used for calculating hedge ineffectiveness	(48)	(476)	(126)
Fair value hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	94,713	117,439	129,045
Carrying amount - Assets	2,985	2,651	2,339
Carrying amount - Liabilities	2,747	2,297	4,172
Change in fair value used for calculating hedge ineffectiveness	(27)	(429)	281
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	69,740	44,791	19,579
Carrying amount - Assets	184	91	170
Carrying amount - Liabilities	886	472	250
Change in fair value used for calculating hedge ineffectiveness	(486)	(295)	(32)
Fair value hedges | Interest rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,404	8,728	4,957
Carrying amount - Assets	338	272	121
Carrying amount - Liabilities	205	349	45
Change in fair value used for calculating hedge ineffectiveness	104	(126)	(17)
Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	51	50	51
Carrying amount - Assets	11	9	6
Carrying amount - Liabilities	11	9	6
Change in fair value used for calculating hedge ineffectiveness	0	0	0
Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	15	15	15
Carrying amount - Assets	1	1	1
Carrying amount - Liabilities	0	0	0
Change in fair value used for calculating hedge ineffectiveness	0	0	0
Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	330	160	1,611
Carrying amount - Assets	9	8	5
Carrying amount - Liabilities	1	0	145
Change in fair value used for calculating hedge ineffectiveness	0	(21)	(99)
Fair value hedges | Interest rate risk | Inflation swap
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Carrying amount - Assets			0
Carrying amount - Liabilities			0
Change in fair value used for calculating hedge ineffectiveness			9
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,037	10,006	3,191
Carrying amount - Assets	293	73	17
Carrying amount - Liabilities	47	55	(3)
Change in fair value used for calculating hedge ineffectiveness	11	(60)	43
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	615
Carrying amount - Assets	83
Carrying amount - Liabilities	0
Change in fair value used for calculating hedge ineffectiveness	0
Fair value hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount		284
Carrying amount - Assets		24
Carrying amount - Liabilities		1
Change in fair value used for calculating hedge ineffectiveness		0
Fair value hedges | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	8,422	9,722	3,191
Carrying amount - Assets	210	49	17
Carrying amount - Liabilities	47	54	(3)
Change in fair value used for calculating hedge ineffectiveness	11	(60)	43
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,434	8,698	12,237
Carrying amount - Assets	378	465	792
Carrying amount - Liabilities	771	428	493
Change in fair value used for calculating hedge ineffectiveness	(11)	(116)	42
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	426	869	3,022
Carrying amount - Assets	8	16	143
Carrying amount - Liabilities	1	1	20
Change in fair value used for calculating hedge ineffectiveness	1	(45)	(15)
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	304	277	20
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	13	4	0
Change in fair value used for calculating hedge ineffectiveness	(8)	(4)	0
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,704	7,552	9,195
Carrying amount - Assets	370	449	649
Carrying amount - Liabilities	757	423	473
Change in fair value used for calculating hedge ineffectiveness	(4)	(67)	57
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount		0	168
Carrying amount - Assets		0	0
Carrying amount - Liabilities		0	4
Change in fair value used for calculating hedge ineffectiveness		5	(5)
Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount		0	64
Carrying amount - Assets		0	0
Carrying amount - Liabilities		0	3
Change in fair value used for calculating hedge ineffectiveness		5	(3)
Fair value hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount			104
Carrying amount - Assets			0
Carrying amount - Liabilities			1
Change in fair value used for calculating hedge ineffectiveness			(2)
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	207	258	54
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	3	6	0
Change in fair value used for calculating hedge ineffectiveness	5	(5)	0
Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	207	258	54
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	3	6	0
Change in fair value used for calculating hedge ineffectiveness	5	(5)	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	139,156	135,439	118,400
Carrying amount - Assets	3,436	3,398	4,865
Carrying amount - Liabilities	1,739	1,618	976
Change in fair value used for calculating hedge ineffectiveness	232	(1,540)	(28)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	74,731	55,810	39,165
Carrying amount - Assets	478	277	307
Carrying amount - Liabilities	522	261	250
Change in fair value used for calculating hedge ineffectiveness	75	(267)	182
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	46,547	771	127
Carrying amount - Assets	237	0	0
Carrying amount - Liabilities	108	0	0
Change in fair value used for calculating hedge ineffectiveness	135	(64)	29
Cash flow hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,123	21,492	33,956
Carrying amount - Assets	204	99	240
Carrying amount - Liabilities	7	97	202
Change in fair value used for calculating hedge ineffectiveness	145	(105)	159
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,123	6,164
Carrying amount - Assets		30
Carrying amount - Liabilities		12
Change in fair value used for calculating hedge ineffectiveness		8
Cash flow hedges | Interest rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,057	2,345	2,350
Carrying amount - Assets	15	98	57
Carrying amount - Liabilities	85	5	26
Change in fair value used for calculating hedge ineffectiveness	0	(17)	11
Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	2,872	3,383	1,747
Carrying amount - Assets	22	17	10
Carrying amount - Liabilities	0	0	0
Change in fair value used for calculating hedge ineffectiveness	13	4	5
Cash flow hedges | Interest rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,640		985
Carrying amount - Assets	0		0
Carrying amount - Liabilities	0		22
Change in fair value used for calculating hedge ineffectiveness	(10)		(22)
Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	7,492	21,655
Carrying amount - Assets	0	33
Carrying amount - Liabilities	322	147
Change in fair value used for calculating hedge ineffectiveness	(208)	(93)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,483	31,803	38,457
Carrying amount - Assets	555	463	971
Carrying amount - Liabilities	802	660	568
Change in fair value used for calculating hedge ineffectiveness	(401)	(405)	(878)
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	499	9,290	4,946
Carrying amount - Assets	0	0	0
Carrying amount - Liabilities	0	0	0
Change in fair value used for calculating hedge ineffectiveness	(143)	113	(12)
Cash flow hedges | Exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	408	888	1,055
Carrying amount - Assets	7	12	10
Carrying amount - Liabilities	7	11	5
Change in fair value used for calculating hedge ineffectiveness	0	(6)	8
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	13,425	11,030	23,904
Carrying amount - Assets	283	214	775
Carrying amount - Liabilities	600	433	548
Change in fair value used for calculating hedge ineffectiveness	(103)	(365)	(142)
Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount			314
Carrying amount - Assets			0
Carrying amount - Liabilities			0
Change in fair value used for calculating hedge ineffectiveness			0
Cash flow hedges | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,151	10,595	3,283
Carrying amount - Assets	265	237	186
Carrying amount - Liabilities	195	216	15
Change in fair value used for calculating hedge ineffectiveness	(155)	(145)	(36)
Cash flow hedges | Exchange rate risk | Deposits borrowed
Disclosure of detailed information about hedged items [line items]
Notional amount		0	0
Carrying amount - Assets		0	0
Carrying amount - Liabilities		0	0
Change in fair value used for calculating hedge ineffectiveness		(2)	1
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount			4,955
Carrying amount - Assets			0
Carrying amount - Liabilities			0
Change in fair value used for calculating hedge ineffectiveness			(697)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,021	38,938	34,383
Carrying amount - Assets	2,362	2,625	3,542
Carrying amount - Liabilities	275	640	124
Change in fair value used for calculating hedge ineffectiveness	679	(826)	665
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	5,218	7,347	12,572
Carrying amount - Assets	262	133	20
Carrying amount - Liabilities	0	5	97
Change in fair value used for calculating hedge ineffectiveness	129	201	(7)
Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,121	4,547
Carrying amount - Assets	0	0
Carrying amount - Liabilities	11	13
Change in fair value used for calculating hedge ineffectiveness	0	(7)
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,682	27,044	21,811
Carrying amount - Assets	2,100	2,492	3,522
Carrying amount - Liabilities	264	622	27
Change in fair value used for calculating hedge ineffectiveness	550	(1,020)	672
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,907	8,830	6,318
Carrying amount - Assets	36	33	45
Carrying amount - Liabilities	140	53	30
Change in fair value used for calculating hedge ineffectiveness	(129)	(44)	11
Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	89
Carrying amount - Assets	0	0
Carrying amount - Liabilities	0	7
Change in fair value used for calculating hedge ineffectiveness	4	(4)
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	10,206	6,511	5,904
Carrying amount - Assets	26	28	45
Carrying amount - Liabilities	136	42	21
Change in fair value used for calculating hedge ineffectiveness	(132)	(44)	12
Cash flow hedges | Inflation risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,701	2,230	414
Carrying amount - Assets	10	5	0
Carrying amount - Liabilities	4	4	9
Change in fair value used for calculating hedge ineffectiveness	(1)	4	(1)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	14	58	77
Carrying amount - Assets	5	0	0
Carrying amount - Liabilities	0	4	4
Change in fair value used for calculating hedge ineffectiveness	8	2	(8)
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	14	58	77
Carrying amount - Assets	5	0	0
Carrying amount - Liabilities	0	4	4
Change in fair value used for calculating hedge ineffectiveness	8	2	(8)
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Carrying amount - Assets			0
Carrying amount - Liabilities			0
Change in fair value used for calculating hedge ineffectiveness			0
Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount			0
Carrying amount - Assets			0
Carrying amount - Liabilities			0
Change in fair value used for calculating hedge ineffectiveness			0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210	24,477	21,688
Carrying amount - Assets	690	248	291
Carrying amount - Liabilities	459	781	273
Change in fair value used for calculating hedge ineffectiveness	3	0	(1)
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210	24,477	21,688
Carrying amount - Assets	690	248	291
Carrying amount - Liabilities	459	781	273
Change in fair value used for calculating hedge ineffectiveness	3	0	(1)
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210	24,477	21,688
Carrying amount - Assets	690	248	291
Carrying amount - Liabilities	459	781	273
Change in fair value used for calculating hedge ineffectiveness	0	€ 0	€ (1)
Hedges of net investment in foreign operations | Exchange rate risk | Deposits taken
Disclosure of detailed information about hedged items [line items]
Notional amount	0
Carrying amount - Assets	0
Carrying amount - Liabilities	0
Change in fair value used for calculating hedge ineffectiveness	€ 3